Related Party Transactions - Non-interest Bearing Advances - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Advances to affiliates	$ 11,942	$ 6,634
Advances from affiliates	$ 43,205	$ 19,270